Trade and Other Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 4,508,045	$ 651,188	¥ 3,730,333
Bottom of range [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Trade payables settlement term	60 days
Top of range [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Trade payables settlement term	90 days
Joint ventures [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 242,100	35,000	30,100
Other related parties [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 822,300	$ 118,800	¥ 597,100